Goodwill - Changes in carrying amount of goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill impairment		¥ (22,786)
Tianbo Business
Goodwill [Line Items]
Beginning balance		22,786
Goodwill impairment		¥ (22,786)
Ending balance			¥ 22,786